Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 145,408	$ 10,329	$ 227,932
Accounts receivable, net	16,035	33,484	56,964
Other current assets	90,598	21,086	647
Total current assets	252,041	64,899	285,543
NON-CURRENT ASSETS:
Right-of-use lease asset	103,189	108,863
Property, plant and equipment, net	4,785	5,280	7,963
Other assets	28,000	3,000
Total non-current assets	135,974	117,143	7,963
Total assets	388,015	182,042	293,506
Current liabilities:
Accounts payable and accrued liabilities	92,366	112,671	175,702
Lease liability – Current	104,889	21,050
Line of credit	50,428	46,845
Total current liabilities	247,683	180,566	175,702
Non-current liabilities:
Lease liability		89,088
Government grant	445,400	445,400	445,300
Notes payable, net of discount $5,694	170,000	164,306
Total non-current liabilities	615,400	698,794	445,300
Total liabilities	863,083	879,360	621,002
Stockholders’ deficit:
Common stock, par value $.01; 15,000,000 shares authorized; 15,000,000 shares and 15,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively,	90,625	150,000	150,000
Subscription receivables	(75,000)
Additional paid-in capital	3,791,673	(142,702)	(143,318)
Accumulated deficit	(4,282,366)	(704,616)	(334,178)
Total stockholders’ deficit	(475,068)	(697,318)	(327,496)
Total liabilities and stockholders’ deficit	$ 388,015	$ 182,042	$ 293,506